Income tax (Details 1) - ARS ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Current income tax	$ (1,927,000,000)	$ (1,116,000,000)	$ (1,068,000,000)
Deferred income tax	(26,013,000,000)	(10,630,000,000)	132,000,000
MPIT	0	(202,000,000)	116,000,000
Income tax	$ (27,940,000,000)	$ (11,948,000,000)	$ (820,000,000)